Cash, cash equivalents, restricted cash and restricted investments	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents, restricted cash and restricted investments
4. Cash, cash equivalents, restricted cash and restricted investments
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments as of December 31, 2020 and 2019:

	2020	2019
Cash and cash equivalents	$525,991	$639,415
Restricted cash securing letter of credit facilities (1)	306,032	254,176
Restricted cash securing reinsurance contracts (2)	881,916	760,367
Total cash, cash equivalents and restricted cash (3)	1,713,939	1,653,958
Restricted investments securing reinsurance contracts (2)	86,367	142,617
Total cash, cash equivalents, restricted cash and restricted investments	$1,800,306	$1,796,575
(1)Restricted cash securing letter of credit facilities primarily pertains to letters of credit that have been issued to the Company’s clients in support of our obligations under reinsurance contracts. The Company will not be released from the obligation to provide these letters of credit until the reserves underlying the reinsurance contracts have been settled. The time period for which the Company expects each letter of credit to be in place varies from contract to contract but can last several years.
(2)Restricted cash and restricted investments securing reinsurance contracts pertain to trust accounts securing the Company’s contractual obligations under certain reinsurance contracts that the Company will not be released from until the underlying risks have expired or have been settled. Restricted investments include certain investments in debt securities including U.S. Treasury securities, sovereign debt, and limited partnership interests in TP Fund. The time period for which the Company expects these trust accounts to be in place varies from contract to contract, but can last several years.
(3)Cash, cash equivalents and restricted cash as reported in the Company’s consolidated statements of cash flows.